Equity - Reserves - Legal Reserve (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Equity
Percentage of annual profits to transfer to legal reserve (as a percent)	10.00%
Percentage of legal reserve in relation to share capital, below which entity must transfer proportion of profit to legal reserves	20.00%
Nominal value of the total share capital after the increase (as a percent)	10.00%
Parent company
Equity
Percentage of legal reserve in relation to share capital, below which entity must transfer proportion of profit to legal reserves	20.00%	20.00%
Legal reserve	€ 23,921	€ 23,921
Spanish companies other than parent
Equity
Legal reserve	2,171	1,711
Foreign companies other than Spanish companies and parent
Equity
Legal reserve	€ 3,744	€ 4,227